Common Stock (Tables)	12 Months Ended
Dec. 31, 2024
Common Stock [Abstract]
Schedule of Reserved Shares of Common Stock

The Company reserved shares of common stock, as adjusted for the recapitalization and the Reverse Stock Split (see Note 17), on an as-converted basis, for future issuance as follows:

	December 31, 2024	December 31, 2023
Conversion of Series A preferred stock	20,060	20,060
Conversion of Series B preferred stock	24,408	24,408
Conversion of Series C/C-1 preferred stock	37,907	37,907
Outstanding options under 2010 Plan	13,705	13,751
Issuance of options under the 2010 Plan	7,194	7,148
	103,274	103,274